Equity dividends (Tables)	12 Months Ended
Dec. 31, 2024
Equity dividends
Summary of ordinary dividends paid

ORDINARY DIVIDENDS PAID IN THE YEAR	2022 GBPm	2023 GBPm	2024 GBPm
RELX PLC	983	1,059	1,121